SEGMENTED INFORMATION - Schedule of Segment Reporting Information, by Segment (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 15, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segmented information
Revenues		$ 15,934	$ 14,977	$ 13,387
Income (loss) from equity investments		1,377	1,054	898
Impairment of equity investment		(2,100)	(3,048)	0
Plant operating costs and other		(4,887)	(4,932)	(4,098)
Commodity purchases resold		(517)	(534)	(87)
Property taxes		(897)	(848)	(774)
Depreciation and amortization		(2,778)	(2,584)	(2,522)
Goodwill and asset impairment charges and other		4	(453)	(2,775)
Net gain (loss) on sale of assets		0	0	30
Segmented Earnings (Losses)		6,136	3,632	4,059
Interest expense		(3,263)	(2,588)	(2,360)
Allowance for funds used during construction		575	369	267
Foreign exchange gain (loss), net		320	(185)	10
Interest income and other		242	146	190
Income (Loss) before Income Taxes		4,010	1,374	2,166
Income tax (expense) recovery		(942)	(589)	(120)
Net Income (Loss)		3,068	785	2,046
Net (income) loss attributable to non-controlling interests		(146)	(37)	(91)
Net Income (Loss) Attributable to Controlling Interests		2,922	748	1,955
Preferred share dividends		(93)	(107)	(140)
Net Income (Loss) Attributable to Common Shares		2,829	641	1,815
Capital Spending3
Capital expenditures		8,007	6,678	5,924
Capital projects in development		142	49	0
Contributions to equity method investments, net of other corporate distributions			2,234
Contributions to equity investments, net of distributions		4,149
Contributions to equity investments		4,149	3,433	1,210
Capital Spending		12,298	8,961	7,134
Assets		125,034	114,348
Sur de Texas | Line of credit | Joint venture
Capital Spending3
Contributions to equity investments, net of distributions	$ 1,200
Intersegment eliminations
Segmented information
Revenues		(123)	(144)	(159)
Corporate
Segmented information
Revenues		(123)	(144)	(159)
Income (loss) from equity investments		0	28	41
Impairment of equity investment		0	0
Plant operating costs and other		7	124	72
Commodity purchases resold		0	0	0
Property taxes		0	0	0
Depreciation and amortization		0	0	0
Goodwill and asset impairment charges and other		0	0	0
Net gain (loss) on sale of assets				0
Segmented Earnings (Losses)		(116)	8	(46)
Capital Spending3
Capital expenditures		33	41	35
Capital projects in development		0	0
Contributions to equity investments, net of distributions		0
Contributions to equity investments			0	0
Capital Spending		33	41	35
Assets		7,735	3,764
Canadian Natural Gas Pipelines
Segmented information
Revenues		5,173	4,764	4,519
Canadian Natural Gas Pipelines | Operating segments
Segmented information
Revenues		5,173	4,764	4,519
Income (loss) from equity investments		220	18	12
Impairment of equity investment		(2,100)	(3,048)
Plant operating costs and other		(1,756)	(1,679)	(1,567)
Commodity purchases resold		0	0	0
Property taxes		(302)	(297)	(289)
Depreciation and amortization		(1,325)	(1,198)	(1,226)
Goodwill and asset impairment charges and other		0	0	0
Net gain (loss) on sale of assets				0
Segmented Earnings (Losses)		(90)	(1,440)	1,449
Capital Spending3
Capital expenditures		2,953	3,274	2,629
Capital projects in development		0	0
Contributions to equity investments, net of distributions		3,231
Contributions to equity investments			1,445	108
Capital Spending		6,184	4,719	2,737
Assets		29,782	27,456
Canadian Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
U.S. Natural Gas Pipelines
Segmented information
Revenues		6,229	5,933	5,233
U.S. Natural Gas Pipelines | Operating segments
Segmented information
Revenues		6,330	6,065	5,378
Income (loss) from equity investments		324	292	244
Impairment of equity investment		0	0
Plant operating costs and other		(1,660)	(1,856)	(1,393)
Commodity purchases resold		(56)	0	0
Property taxes		(473)	(426)	(367)
Depreciation and amortization		(934)	(887)	(791)
Goodwill and asset impairment charges and other		0	(571)	0
Net gain (loss) on sale of assets				0
Segmented Earnings (Losses)		3,531	2,617	3,071
Capital Spending3
Capital expenditures		2,536	2,137	2,611
Capital projects in development		0	0
Contributions to equity investments, net of distributions		124
Contributions to equity investments			0	209
Capital Spending		2,660	2,137	2,820
Assets		50,499	50,038
U.S. Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		(101)	(132)	(145)
Mexico Natural Gas Pipelines
Segmented information
Revenues		846	688	605
Mexico Natural Gas Pipelines | Operating segments
Segmented information
Revenues		846	688	605
Income (loss) from equity investments		78	122	119
Impairment of equity investment		0	0
Plant operating costs and other		(39)	(221)	(55)
Commodity purchases resold		0	0	(3)
Property taxes		0	0	0
Depreciation and amortization		(89)	(98)	(109)
Goodwill and asset impairment charges and other		0	0	0
Net gain (loss) on sale of assets				0
Segmented Earnings (Losses)		796	491	557
Capital Spending3
Capital expenditures		2,292	1,027	129
Capital projects in development		0	0
Contributions to equity investments, net of distributions		0
Contributions to equity investments			0	0
Capital Spending		2,292	1,027	129
Assets		12,003	9,231
Mexico Natural Gas Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
Liquids Pipelines
Segmented information
Revenues		2,667	2,668	2,306
Liquids Pipelines | Operating segments
Segmented information
Revenues		2,667	2,668	2,306
Income (loss) from equity investments		67	55	71
Impairment of equity investment		0	0
Plant operating costs and other		(836)	(756)	(700)
Commodity purchases resold		(437)	(512)	(84)
Property taxes		(116)	(121)	(113)
Depreciation and amortization		(338)	(329)	(318)
Goodwill and asset impairment charges and other		4	118	(2,775)
Net gain (loss) on sale of assets				13
Segmented Earnings (Losses)		1,011	1,123	(1,600)
Capital Spending3
Capital expenditures		49	106	488
Capital projects in development		0	0
Contributions to equity investments, net of distributions		0
Contributions to equity investments			37	83
Capital Spending		49	143	571
Assets		15,490	15,587
Liquids Pipelines | Intersegment eliminations
Segmented information
Revenues		0	0	0
Power and Energy Solutions
Segmented information
Revenues		1,019	924	724
Power and Energy Solutions | Operating segments
Segmented information
Revenues		1,041	936	738
Income (loss) from equity investments		688	539	411
Impairment of equity investment		0	0
Plant operating costs and other		(603)	(544)	(455)
Commodity purchases resold		(24)	(22)	0
Property taxes		(6)	(4)	(5)
Depreciation and amortization		(92)	(72)	(78)
Goodwill and asset impairment charges and other		0	0	0
Net gain (loss) on sale of assets				17
Segmented Earnings (Losses)		1,004	833	628
Capital Spending3
Capital expenditures		144	93	32
Capital projects in development		142	49
Contributions to equity investments, net of distributions		794
Contributions to equity investments			752	810
Capital Spending		1,080	894	842
Assets		9,525	8,272
Power and Energy Solutions | Intersegment eliminations
Segmented information
Revenues		$ (22)	$ (12)	$ (14)